Secured Financings on Investments in Real Estate Debt - Schedule of Secured Financings on Investments in Real Estate Debt Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Secured Financings On Investments In Real Estate Debt [Line Items]
Outstanding Balance		$ 467,988	$ 762,352
Barclays RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Maturity Date			2026-02
Coupon			SONIA + 2.55%
Outstanding Balance			$ 246,801
Syndicated RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Maturity Date	[1]	2027-06	2027-06
Coupon	[1]	BBSY + 2.82%	BBSY + 2.82%
Outstanding Balance	[1]	$ 467,988	$ 515,551
Asset Pledged as Collateral with Right | Securities Sold under Agreements to Repurchase
Secured Financings On Investments In Real Estate Debt [Line Items]
Collateral Assets	[2]	852,461	1,388,280
Asset Pledged as Collateral with Right | Securities Sold under Agreements to Repurchase | Barclays RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Collateral Assets	[2]		448,729
Asset Pledged as Collateral with Right | Securities Sold under Agreements to Repurchase | Syndicated RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Collateral Assets	[1],[2]	$ 852,461	$ 939,551

[1]	Outstanding balance is reflected net of $0.9 million and $1.2 million of unamortized deferred financing costs as of December 31, 2024 and 2023, respectively.
[2]	Represents the fair value of the Company’s real estate-related term loan investments.